Variable Interest Entities (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Income (loss) before income taxes	$ (69.4)	$ 4.0	$ 7.0	$ (208.6)	$ (254.1)
SunCoke Middletown [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Expected Production Of Coke, In Tons	550,000		550,000
Expected Production Of Electricity, In Megawatts	45		45
Variable interest entity, ownership percentage (in hundredths)	0.00%		0.00%
Income (loss) before income taxes	$ 15.0	$ 16.9	$ 64.3	$ 46.0	$ (7.8)
Vicksmetal Armco Associates [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage (in hundredths)	50.00%		50.00%